Investment Securities - Disclosure of Unrealized Gains and Losses on Fair Value Through Other Comprehensive Income Securities (Detail) - Financial assets measured at fair value through other comprehensive income, category [member]
$ in Millions
Oct. 31, 2018 CAD ($)
Disclosure of financial assets [line items]
Cost	$ 56,129
Gross unrealized gains	102
Gross unrealized losses	388
Fair value	55,843
Canadian federal government issued or guaranteed debt [member]
Disclosure of financial assets [line items]
Cost	8,903
Gross unrealized gains	38
Gross unrealized losses	50
Fair value	8,891
Canadian provincial and municipal debt [member]
Disclosure of financial assets [line items]
Cost	4,403
Gross unrealized gains	3
Gross unrealized losses	54
Fair value	4,352
U.S. treasury and other U.S. agency debt [member]
Disclosure of financial assets [line items]
Cost	19,298
Gross unrealized gains	6
Gross unrealized losses	163
Fair value	19,141
Other foreign government debt [member]
Disclosure of financial assets [line items]
Cost	20,022
Gross unrealized gains	49
Gross unrealized losses	81
Fair value	19,990
Other debt [member]
Disclosure of financial assets [line items]
Cost	3,503
Gross unrealized gains	6
Gross unrealized losses	40
Fair value	$ 3,469